Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets
Intangible Assets

Note 4. Intangible Assets

(in thousands of euros)	January 1, 2019	Increases	Decreases	December 31, 2019
Library of compounds	2,142	—	—	2,142
Software	1,504	29	—	1,532
Intangible assets, gross	3,646	29	—	3,674
Amortization of library of compounds	(993)	(165)	—	(1,157)
Amortization of software	(1,110)	(179)	—	(1,289)
Amortization	(2,103)	(343)	—	(2,446)
Intangible assets, net	1,543	(314)	—	1,228

(in thousands of euros)	January 1, 2020	Increases	Decreases	December 31, 2020
Library of compounds	2,142	—	—	2,142
Software	1,532	1	—	1,533
Intangible assets, gross	3,674	1	—	3,674
Amortization of library of compounds	(1,157)	(165)	—	(1,322)
Amortization of software	(1,289)	(129)	—	(1,417)
Amortization	(2,446)	(293)	—	(2,739)
Intangible assets, net	1,228	(293)	—	935

(in thousands of euros)	January 1, 2021	Increases	Decreases	December 31, 2021
Library of compounds	2,142			2,142
Software	1,533	53	(10)	1,575
Intangible assets, gross	3,674	53	(10)	3,717
Amortization of library of compounds	(1,322)	(165)		(1,487)
Amortization of software	(1,417)	(53)	10	(1,460)
Amortization	(2,739)	(217)	10	(2,947)
Intangible assets, net	935	(165)	(1)	770

Changes in intangible assets mainly correspond to depreciation expenses, for €0.2 million, €0.3 million and €0.3 million for the years ended December 31, 2021, December 31, 2020, and December 31, 2019 respectively.

In the absence of any indication of impairment, no impairment tests have been performed on amortizable intangible assets in the years ended December 31, 2021, 2020 and 2019.